Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	$ 84,458	$ 128,832
Increase (decrease) in deferred tax liability (asset)	(9,100)
Closure and decommissioning costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(23,482)	(27,742)
Tax losses, resource pools and mining tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(83,819)	(92,928)
Deductible Mexican mining taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(3,974)	(4,682)
Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(26,920)	(22,119)
Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(17,634)	(29,163)
Provision for doubtful debts and inventory adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(3,136)	28,153
Short-term investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	11,665	7,941
Mineral properties, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	217,255	245,126
Estimated sales provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	19,263	30,466
Other temporary differences and provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(4,760)	(6,220)
Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(28,100)	(26,400)
Resource pools
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	$ (55,700)	$ (66,500)